Share Capital, reserves and retained earnings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Reserves And Retained Earnings [Abstract]
Summary of Changes in Equity Interest

As at December 31, 2022, 2021 and 2020 the equity attributable to owners of the Company is analysed as follows:

	31/12/22	31/12/21	31/12/20
Share capital	55,073	54,853	54,853
Reserves	23,292	17,449	13,043
Retained earnings	9,493	10,033	6,448
Total	87,858	82,335	74,344

Disclosure of Share Capital Owned

Share capital is owned, as at December 31, 2022, 2021 and 2020, as follows:

	31/12/22	31/12/21	31/12/20
Mr. Pasquale Natuzzi	56.2%	56.5%	56.5%
Mrs. Anna Maria Natuzzi	2.6%	2.6%	2.6%
Mrs. Annunziata Natuzzi	2.5%	2.5%	2.5%
Other investors	38.7%	38.4%	38.4%
Total	100.0%	100.0%	100.0%

Analysis of Share Capital Reserves

An analysis of “Reserves” is as follows:

	31/12/22	31/12/21	31/12/20
Legal reserve	10,971	10,971	10,971
Majority shareholder capital contribution	488	488	488
Shareholders: unpaid share capital	(165)	—	—
Share premium reserve	175	—	—
Stock option reserve	824	—	—
Reserve for gain on disposal of Non-controlling interests	4,219	1,088	—
Foreign operations translation reserve	5,468	5,899	1,954
Remeasurement of defined benefit plan	1,312	(997)	(370)
Total	23,292	17,449	13,043

Summary of OCI Accumulated in Reserves, Net of Tax

OCI accumulated in reserves, net of tax, is reported in the following tables.

	31/12/22	31/12/21	31/12/20
Foreign operation translation	5,468	5,899	1,954
Remeasurement of defined benefit plan	1,312	(997)	(370)
Owners of the Company	6,780	4,902	1,584
Non-controlling interests	144	(27)	(119)
Total OCI	6,924	4,875	1,465

Analysis of Share Capital Reserves

The disaggregation of changes of OCI by each type of reserve in equity is shown in the tables below.

Year ended December 31, 2022

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	524	—	524
Share of OCI of equity-method investees	(784)	—	(784)
Actuarial gains/(losses) on employees’ leaving entitlement	—	2,309	2,309
Total	(260)	2,309	2,049

Year ended December 31, 2021

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	1,709	—	1,709
Share of OCI of equity-method investees	2,328	—	2,328
Actuarial gains/(losses) on employees’ leaving entitlement	—	(627)	(627)
Total	4,037	(627)	3,410

Year ended December 31, 2020

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(3,575)	—	(3,575)
Share of OCI of equity-method investees	(373)	—	(373)
Actuarial gains/(losses) on employees’ leaving entitlement	—	(212)	(212)
Total	(3,948)	(212)	(4,160)

Disclosure of Net Debt to Equity Ratio

The Group’s net debt to equity ratio as at December 31, 2022 and 2021 is as follows:

	31/12/22	31/12/21
Total liabilities	276,051	306,186
Less cash and cash equivalents	(54,475)	(53,472)
Net debt (a)	221,576	252,714
Total equity (b)	92,556	83,846
Net debt to equity ratio (a/b)	2.39	3.01